Acquisitions (Details Textuals) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		12 Months Ended
	Sep. 30, 2012 Store	Sep. 30, 2011 Store	Sep. 30, 2010 Store	Jan. 30, 2012 Crediamigo [Member] Earn_Outs	Sep. 30, 2012 Crediamigo [Member] Store	Apr. 14, 2012 Cash Genie [Member]	Sep. 30, 2012 Other Acquisitions [Member] Store	Sep. 30, 2012 Acquisition [Member]	Sep. 30, 2011 United States Store	Sep. 30, 2010 United States Store	Sep. 30, 2012 United States Crediamigo [Member] Store	Sep. 30, 2012 United States Other Acquisitions [Member] Store	Sep. 30, 2012 Canada Other Acquisitions [Member] Store	Nov. 13, 2012 Acquisition [Member] Cash Genie [Member]	Sep. 30, 2012 Acquisition [Member] Cash Genie [Member]
Business Acquisition [Line Items]
Acquisition interest				60.00%		72.00%								95.00%	72.00%
Total purchase price		$ 75,223,000	$ 21,806,000	$ 60,145,000	$ 60,145,000		$ 110,566,000
Number Of Earn Outs				2
Potential cash payment				12,000,000
Total consideration of potential cash payment				24,000,000
Contingent consideration		0	0		23,000,000		0
Number of Shares Exercisable				50.00%		50.00%
Consecutive Months in Exercise Period				12 months		12 months
Fair value of non-controlling interest discount rate minimum				10.00%		10.00%
Fair value of non-controlling interest discount rate maxinum				18.00%		18.00%
Revenues Attributable To Acquisition					27,700,000
Net Income Attributable To Acquisition					10,100,000
Number Of Financial Services	15	40	16		45		51		34	16	0	50	1
Transaction related costs	2,200,000	900,000	600,000
Cash		69,057,000	21,864,000		45,001,000		95,415,000	3,000,000
Business Acquisition Shares Issued	387,924
Business Acquisition Cost Of Acquired Entity Cash Paid To Related Party	$ 2,000,000
Shares Received By Turner	167,811